OTHER (LOSS)/INCOME	12 Months Ended
Dec. 31, 2011
OTHER (LOSS)/INCOME
16.	OTHER (LOSS)/INCOME

Other loss for 2009 mainly represented foreign exchange loss of $654, while other income for 2010 and 2011 mainly consisted of foreign exchange gain of $2,348 and $4,066 respectively.